Dec. 31, 2024
Midcap Stock Portfolio
Fund Summary
Investment Objective

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P MidCap 400 Index).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Midcap Stock Portfolio		Initial Shares	Service Shares
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.13%	0.13%
Total annual fund operating expenses		0.88%	1.13%
Fee waiver and/or expense reimbursement	[1]	(0.08%)	(0.08%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.80%	1.05%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80%. On or after May 1, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Midcap Stock Portfolio - USD ($)	Initial Shares	Service Shares
1 Year	$ 82	$ 107
3 Years	273	351
5 Years	480	615
10 Years	$ 1,077	$ 1,367

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59.03% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P MidCap 400 Index is a primary goal of the fund's investment process.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., selects stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum and sentiment and earnings quality measures.

Next, the fund's sub-adviser constructs the portfolio through a risk controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P MidCap 400 Index. Finally, within each sector and style subset, the fund seeks to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The fund's sub-adviser monitors the holdings in the fund's portfolio, and considers selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for purchasing it, such as deterioration in the company's fundamentals. In addition, the fund may sell a security if the sub-adviser determines better investment opportunities emerge elsewhere.

Principal Risks
Risk Table - Midcap Stock Portfolio	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Midsize company risk

• Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P MidCap 400® Index and the S&P 1500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q4: 24.25 Worst Quarter 2020, Q1: (30.68)
Average Annual Total Returns (as of 12/31/24)
Average Annual Total Returns - Midcap Stock Portfolio		Label	1 Year	5 Years	10 Years
Initial Shares			12.61%	9.27%	7.49%
Service Shares			12.33%	9.00%	7.22%
S&P 1500® Index* reflects no deductions for fees, expenses or taxes	[1]	S&P 1500® Index*	23.95%	14.13%	12.79%
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes		S&P MidCap 400® Index	13.93%	10.34%	9.68%
[1]	In accordance with regulatory changes requiring the fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the fund added the indicated benchmark effective as of December 31, 2024.